UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3907

                      THE EMPIRE BUILDER TAX FREE BOND FUND
               (Exact name of registrant as specified in charter)

                     3435 STELZER ROAD, COLUMBUS, OHIO 43219
               (Address of principal executive offices) (Zip Code)

                             Kinga Kapuscinski, Esq.
                                100 Summer Street
                                Boston, MA 02110

Registrant's telephone number,
including area code:                 800-847-5886

Date of fiscal year end:             February 28, 2005

Date of reporting period:            July 1, 2004 to June 30, 2005


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Proxy Voting Record

The Registrant did not vote any proxies for the twelve-month period from July 1, 2004 through June 30, 2005.

                                     NOTICE

A copy of the Amended and Restated Agreement and Declaration of Trust of The Empire Builder Tax Free Bond Fund is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually but are binding only upon the assets and property of the Registrant.

                                    SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                THE EMPIRE BUILDER TAX FREE BOND FUND

By (Signature and Title)  /s/ Seth M. Glickenhaus
                          -----------------------
                          Seth M. Glickenhaus
                          President

Date                      August 4, 2005